Net Profit (Loss) Per Share Attributable to Ordinary Shareholders (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table sets forth the computation of basic and diluted net profit (loss) per share attributable to ordinary shareholders for the periods presented:

	Year Ended December 31,
	2021		2020	2019
	Class A	Class B	Ordinary Shares	Ordinary Shares
	(in thousands, except share and per share data)
Numerator:
Net profit (loss) attributable to ordinary shareholders, basic and diluted	$(90,677)	$(88,208)	$(11,347)	$(14,175)

Denominator:
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, basic and diluted	38,757,558	37,702,067	14,022,788	13,597,794
Net profit (loss) per share attributable to ordinary shareholders, basic and diluted	$(2.34)	$(2.34)	$(0.81)	$(1.04)

Schedule of Weighted Average Number of Shares	The weighted-average potential ordinary shares that were excluded from the computation of diluted net profit (loss) per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:

	Year Ended December 31,
	2021		2020	2019
	Class A	Class B	Ordinary Shares	Ordinary Shares
Convertible preferred shares	17,817,201	35,634,404	28,217,680	24,912,627
Warrants to purchase share-based awards(1)(2)	1,488,819	354,243	1,858,467	680,542
Outstanding share options	12,239,441	—	5,985,236	5,687,851
Unvested RSUs	1,562,388	1,965,604	—	—
Total	33,107,849	37,954,251	36,061,383	31,281,020
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(1)Prior to IPO, assumes the Series B/C convertible preferred share warrants are exercised into Series B convertible preferred shares. Prior to May 4, 2021, should the holder elect to exercise into Series C convertible preferred shares, total weighted-average potential ordinary shares that were excluded from the computation of diluted net profit (loss) per share attributable to ordinary shareholders were 70,110,425, 35,744,158, and 30,963,795, for the years ended December 31, 2021, 2020, and 2019, respectively. On May 4, 2021, the Series B/C convertible preferred share warrants were amended and restated to, among other things, remove the holder's Series B/C convertible preferred share election right. As a result of the amendment, the shares issuable upon exercise of the Series B/C convertible preferred share warrant shall solely be Series B convertible preferred shares. Upon completion of the IPO during the third quarter of 2021, the Series B/C convertible preferred share warrants automatically converted to warrants to purchase ordinary shares.
(2)Includes the warrants to purchase ordinary shares as a result of the conversion of Series B/C convertible preferred share warrants discussed in (1) above, and warrants issued to customers.